Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Common Stock Reserved for Potential Conversion of Outstanding Preferred Stock and Vesting of Restricted Stock and Exercise of Stock Options
As of December 31, 2019, Preferred Stock consisted of the following (in thousands, except share data):

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A Preferred Stock	10,000,000	4,607,652	$9,891	$12,271	4,607,652
Series A-1 Preferred Stock	800,000	368,612	944	1,171	368,612
Series B-1 Preferred Stock	3,427,004	1,579,043	9,106	12,596	1,579,043
Series B-2 Preferred Stock	3,062,891	—	—	—	—
	17,289,895	6,555,307	$19,941	$26,038	6,555,307

As of September 30, 2020 and December 31, 2019, the Company has reserved the following shares of common stock for potential conversion of outstanding Preferred Stock, the vesting of restricted stock and exercise of stock options:

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Preferred Stock	—	6,555,307
Unvested restricted stock	—	34,557
Options to purchase common stock	2,484,152	1,164,017
Total	2,484,152	7,753,881

As of December 31, 2018 and 2019, Preferred Stock consisted of the following (in thousands, except share data):

	DECEMBER 31, 2018
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A Preferred Stock	10,000,000	4,607,652	$9,891	$11,471	4,607,652
Series A1 Preferred Stock	800,000	368,612	944	1,091	368,612
Series B1 Preferred Stock	3,427,004	1,579,043	9,106	11,676	1,579,043
Series B2 Preferred Stock	3,062,891	—	—	—	—
	17,289,895	6,555,307	$19,941	$24,238	6,555,307

	DECEMBER 31, 2019
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A Preferred Stock	10,000,000	4,607,652	$9,891	$12,271	4,607,652
Series A1 Preferred Stock	800,000	368,612	944	1,171	368,612
Series B1 Preferred Stock	3,427,004	1,579,043	9,106	12,596	1,579,043
Series B2 Preferred Stock	3,062,891	—	—	—	—
	17,289,895	6,555,307	$19,941	$26,038	6,555,307

As of December 31, 2018 and 2019, the Company has reserved the following shares of common stock for potential conversion of outstanding Preferred Stock, the vesting of restricted stock and exercise of stock options:

	DECEMBER 31,
	2018	2019
Preferred Stock	6,555,307	6,555,307
Unvested restricted stock	138,227	34,557
Options to purchase common stock	849,039	1,164,017
Total	7,542,573	7,753,881